FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Disclosure of Financial Assets
The classification of financial instruments is summarized as follows:

	Classifications	June 30, 2024	December 31, 2023
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	2,002,741	29,892,966
Trade receivables	Amortized cost	37,204,642	40,621,997
Incentives and other government assistance receivable	Amortized cost	17,442,827	26,625,156
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	48,126,111	71,856,894
Long-term debt and other debts	Amortized cost	279,574,884	224,942,365
Conversion options on convertible debt instruments	FVTPL	6,026,498	25,034,073
Share warrant obligations	FVTPL	8,579,583	29,582,203

Schedule of Disclosure of Fair Value Measurement of Liabilities
The classification of financial instruments is summarized as follows:

	Classifications	June 30, 2024	December 31, 2023
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	2,002,741	29,892,966
Trade receivables	Amortized cost	37,204,642	40,621,997
Incentives and other government assistance receivable	Amortized cost	17,442,827	26,625,156
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	48,126,111	71,856,894
Long-term debt and other debts	Amortized cost	279,574,884	224,942,365
Conversion options on convertible debt instruments	FVTPL	6,026,498	25,034,073
Share warrant obligations	FVTPL	8,579,583	29,582,203

Schedule of Classification of Financial Instruments
The Group’s financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrants issued to a customer	Level 3
Share warrant obligations- July 2023 warrants	Level 2
Conversion options on convertible debt instruments	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2